CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 16,024	$ 23,806
Trade receivables (net of allowance for doubtful accounts of $ 154 and $ 118 at December 31, 2016 and 2015, respectively)	220	177
Other accounts receivable and prepaid expenses	528	318
Total current assets	16,772	24,301
LONG-TERM INVESTMENTS:
Long-term deposits	2,785	2,670
Investments in companies and associates	22,892	20,663
Total long-term investments	25,677	23,333
PROPERTY AND OTHER ASSETS, NET
Real estate property, net	207,690	214,840
Other assets, net	245	470
Total property, equipment and other assets	207,935	215,310
Total assets	250,384	262,944
CURRENT LIABILITIES:
Current maturities of long term loans and bonds	10,360	8,535
Other accounts payable and accrued expenses	4,254	3,297
Other short-term liabilities
Total liabilities attributed to discontinued operations	2,061	2,109
Total current liabilities	16,675	13,941
COMMITMENTS AND CONTINGENT LIABILITIES
LONG-TERM LIABILITIES:
Deferred tax liabilities	13,620	14,178
Land lease liability, net	6,133	6,412
Other Long-Term Liabilities	407	264
Long term loans, net of current maturities	129,261	140,082
Long term bonds, net of current maturities	10,160	12,483
Total long-term liabilities	159,581	173,419
SHAREHOLDERS' EQUITY :
Share capital - Ordinary Shares of NIS 0.65 par value - Authorized: 6,000,000 shares at December 31, 2016 and 2015; Issued: 5,214,256 and 5,183,525 shares at December 31, 2016 and 2015, respectively; Outstanding: 5,172,361 and 5,133,631 shares at December 31, 2016 and 2015, respectively	993	988
Additional paid-in capital	138,155	137,961
Treasury shares - 41,895 and 49,895 shares at December 31, 2016 and 2015, respectively	(87)	(354)
Accumulated other comprehensive loss	(3,002)	(1,906)
Accumulated deficit	(80,925)	(80,905)
Total shareholders' equity of Optibase Ltd.	55,134	55,784
Non-controlling interests	18,994	19,800
Total shareholders' equity	74,128	75,584
Total liabilities and shareholders' equity	$ 250,384	$ 262,944